SUPPLEMENT DATED FEBRUARY 7, 2019 TO THE FOLLOWING

PROSPECTUSES (AS SUPPLEMENTED) DATED MAY 1, 2018

New York Life Complete Access Variable Annuity

New York Life Complete Access Variable Annuity II

New York Life Elite Variable Annuity

New York Life Essentials Variable Annuity

New York Life Flexible Premium Variable Annuity

New York Life Flexible Premium Variable Annuity II

New York Life Flexible Premium Variable Annuity III

New York Life Income Plus Variable Annuity

New York Life Income Plus Variable Annuity II

New York Life Premier Variable Annuity

New York Life Premier Variable Annuity II

New York Life Premier Plus Variable Annuity

New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity – FP Series

New York Life Premium Plus Variable Annuity

New York Life Premium Plus II Variable Annuity

New York Life Premium Plus Elite Variable Annuity

New York Life Variable Annuity

TO THE FOLLOWING PROSPECTUS DATED MAY 1, 2016

New York Life Access Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2009

New York Life Longevity Benefit Variable Annuity	New York Life Select Variable Annuity

TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008

New York Life (formerly MainStay) Access Variable Annuity New York Life (formerly MainStay) Plus Variable Annuity New York Life (formerly MainStay) Plus II Variable Annuity	New York Life (formerly MainStay) Premium Plus Variable Annuity New York Life (formerly MainStay) Premium Plus II Variable Annuity New York Life (formerly MainStay) Select Variable Annuity

INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS

NYLIAC Variable Annuity Separate Account-I	NYLIAC Variable Annuity Separate Account-III
NYLIAC Variable Annuity Separate Account-II	NYLIAC Variable Annuity Separate Account-IV

This supplement amends the prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to the investment options available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

As applicable to your Prospectus, this supplement describes the following changes to the (1)(a) MainStay VP Epoch U.S. Small Cap Portfolio (the “MSVP Epoch Portfolio”) and (b) MainStay VP MacKay Small Cap Core Portfolio (the “MSVP MacKay Portfolio”) that will become effective on May 1, 2019 (the “Effective Date”) and (2) MainStay VP Mellon Natural Resources Portfolio (the “MSVP Mellon Portfolio”), effective January 2, 2019.

1a.        MSVP EPOCH PORTFOLIO MERGER

The Board of Trustees of the Mainstay VP Funds Trust (the “Board”) have approved a proposal that the MainStay VP Epoch U.S. Small Cap Portfolio (the “Acquired Portfolio”) be merged into the MainStay

516393

VP MacKay Small Cap Core Portfolio (the “Acquiring Portfolio”), followed by the complete liquidation of the Acquired Portfolio (the “Merger”). Shareholder approval is required for the Merger to take place. If shareholder approval is obtained, on or about April 22, 2019, the Merger will take place on the Effective Date.

Proposed Merger
Acquired Portfolio	Acquiring Portfolio

MainStay VP Epoch U.S. Small Cap Portfolio	MainStay VP MacKay Small Cap Core Portfolio

Policyowners with Accumulation Value Allocated to the Acquired Portfolio:

As a result of the Merger, unless you take action (see “Prior to the Effective Date” and “After the Effective Date” below), on the Effective Date, any Accumulation Value you have allocated to the Acquired Portfolio will be transferred to the Acquiring Portfolio.

Prior to the Effective Date. For forty-five (45) days before the Effective Date, if you have allocations in the Acquired Portfolio, you may transfer such allocations to any other available investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Investment Division for the Acquired Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Acquired Portfolio to other investment options that we currently offer.

Until the Effective Date, we will continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep), involving the Acquired Portfolio, unless you provide us with alternate allocation instructions. Also note that the Acquired Portfolio will not accept new premium payment allocations or transfers as of the Effective Date.

On the Effective Date. Any of your allocations that remain in the Acquired Portfolio will be redeemed. Those redemptions will then be used to purchase Accumulation Units in the Acquiring Portfolio. All policyowners affected by the Merger will receive written confirmation of the transaction. The redemption and subsequent repurchase transactions required to effectuate the Merger will not be treated as transfers that count toward the number of free transfers that may otherwise be made in a given Policy Year.

Your Accumulation Value immediately prior to the Effective Date will be equal to your Accumulation Value immediately after the Effective Date; however, the number of units you receive in the Acquiring Portfolio may be different from the number of units in the Acquired Portfolio.

After the Effective Date. Immediately following the Effective Date, the Acquired Portfolio will no longer be available as an investment option under the policies. In addition, for the sixty (60) days following the Effective Date, you may transfer all or a portion of your Accumulation Value out of the Acquiring Portfolio to another investment option without any charge or limitation (except potentially harmful transfers (see the “Limits on Transfers” section in the Prospectus for your Policy)) and without the transfer counting toward the number of free transfers that otherwise may be made in a given Policy Year. Such transfer will be based on the Accumulation Unit value of the Acquiring Portfolio as of the close of the Business Day that we receive the transfer request. All other transfers are subject to limitations, and may be subject to charges, as described in the Prospectus for your policy. Please see the Prospectus for your policy for information on how to complete transfers from the Acquiring Portfolio to other investment options that we currently offer.

516393

We will also continue to process automatic transactions (such as dollar cost averaging, automatic asset rebalancing and interest sweep) after the Effective Date, except that allocations previously processed to or from the Acquired Portfolio will be processed to or from the Acquiring Portfolio.

A complete list of the investment options that are available under your policy, other than the initial share class of the Acquiring Portfolio (applicable to prospectuses with MainStay VP Epoch U.S. Small Cap Portfolio – Initial Class only), is set forth in the Prospectus for your policy. You may obtain a copy of the Prospectus for your policy by contacting your registered representative.

1b.        MSVP MACKAY PORTFOLIO – SERVICE CLASS SHARE CLASS SUBSITUTION

For prospectuses with the MainStay VP Epoch U.S. Small Cap Portfolio – Initial Class only:

On the Effective Date:

(i)	the MainStay VP MacKay Small Cap Core Portfolio – Initial Class will be available as an investment option under your Policy and;

(ii)

shares of the MainStay VP MacKay Small Cap Core Portfolio – Service Class (“Existing Portfolio Class”) will be substituted (the “Share Class Substitution”) for shares of the MainStay VP MacKay Small Cap Core Portfolio – Initial Class (the “Replacement Portfolio Class”).

This means that simultaneous to the MainStay VP MacKay Small Cap Core Portfolio – Initial Class being made available as an investment option under your Policy, for Policyowners with Accumulation Value allocated to the MainStay VP MacKay Small Cap Core Portfolio – Service Class, on the Effective Date, such Accumulation Value will be transferred to the MainStay VP MacKay Small Cap Core Portfolio – Initial Class on the Effective Date.

The result of the Share Class Substitution is that Policyowners with Accumulation Value currently allocated to the Existing Portfolio Class will instead hold shares of the Replacement Portfolio Class which has fees that are 0.25% lower.

Share Class Substitution
Existing Portfolio Class	Replacement Portfolio Class

MainStay VP MacKay Small Cap Core Portfolio – Share Class	MainStay VP MacKay Small Cap Core Portfolio – Initial Class

2.        MSVP MELLON PORTFOLIO SUBADVISER NAME CHANGE

Effective January 2, 2019, the MSVP Mellon Portfolio subadviser, BNY Mellon Asset Management North America Corporation was renamed Mellon Investments Corporation.

New York Life Insurance and Annuity Corporation

(a Delaware Corporation)

51 Madison Avenue

New York, New York 10010

516393

3